NPORT-EX

Upright Growth Fund

Schedule of Investments

December 31, 2022 (unaudited)

Description	Quantity	Market Value
Equities
Aero Space 0.63%
Direxion Daily Aerospace & Defense Bull 3x Shares	5,500	$ 109,505.00

Bank Industry 1.14%
Bank of America Corporation	6,000	198,720.00

Chemicals Specialty 0.30%
The Mosaic Company	1,200	52,644.00

Consumer 0.10%
Bed Bath & Beyond Inc.	7,000	17,570.00

Drug Manufacturer-other 5.42%
AbbVie Inc.	2,400	387,864.00
Teva Pharmaceutical Industries Limited* ADR	60,892	555,335.04
		$ 943,199.04

Electronic Equipment 23.65%
Apple Inc.	24,800	3,222,264.00
Plug Power Inc.*	72,500	896,825.00
		$ 4,119,089.00

Exchange Traded Funds 1.03%
Direxion Daily Dow Jones Internet Bull 3x Shares	18,000	102,780.00
Direxion Daily Semiconductor Bull 3x Shares	8,000	77,360.00
		$ 180,140.00

Financial Services 0.85%
Direxion Daily Financial Bull 3x Shares	2,000	147,100.00

Generic Drug 0.07%
Bausch Health Companies Inc.	2,000	12,560.00

IC Design 40.98%
Himax Technologies, Inc. ADR	1,149,400	7,137,774.00

Industrial General Business 0.55%
Direxion Daily Industrials Bull 3x Shares	3,000	95,880.00

Insurance 1.33%
Brighthouse Financial, Inc.	1,000	51,270.00
MetLife, Inc.	2,500	180,925.00
		$ 232,195.00

Internet Services 1.23%
Alphabet Inc.*	2,000	177,460.00
Meta Platforms, Inc.*	300	36,102.00
		$ 213,562.00

MID Cap 0.61%
Direxion Daily Mid Cap Bull 3x ETF	3,000	105,870.00

MSCI-ETF 0.28%
Direxion Daily MSCI Real Estate Bull 3x Shares	5,000	49,000.00

Pharmaceutical 0.36%
Direxion Daily Pharmaceutical & Medical Bull 3x Shares	4,000	35,880.00
Lannett Company, Inc.*	50,000	26,040.00
		$ 61,920.00

Retail Special Lines 1.01%
Alibaba Group Holding Limited* ADR	2,000	176,180.00

Semiconductor 12.69%
ASE Technology Holding Company, Limited ADR	10,000	62,700.00
Silicon Motion Technology Corporation ADR	13,000	844,870.00
Taiwan Semiconductor Manufacturing Company Limited ADR	17,000	1,266,329.99
United Microelectronics Corporation ADR	5,500	35,915.00
		$ 2,209,814.99

Small Cap 0.27%
Direxion Daily Small Cap Bull 3x Shares	1,500	47,550.00

		$ 16,110,273.03

Short Term Investments 7.77%
Fidelity Government Portfolio Class I	289,032	$ 289,032.43
Invesco Treasury Obligation Institutional	544,506	544,506.15
Invesco Government and Agency Portfolio Institutional	519,029	519,029.08
		$ 1,352,567.66

Total Investments (Cost $19,004,459) 100.26%		$ 17,462,840.69

Other Assets less Liabilities -0.26%		$ (44,649.00)

Net Assets 100%		$ 17,418,192.00

*Non income producing securities

ADR – American Depository Receipt

As of December 31, 2022, the gross unrealized appreciation for all securities totaled $6,333,131 and the gross unrealized depreciation for all securities totaled $7,874,749 for a net unrealized depreciation of $1,541,618 for tax purposes. The aggregate cost of securities including cash and money funds on December 31, 2022 was $19,105,343.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for financial statements issued after September 15, 2009. The accompanying financial statements make reference to GAAP issued by the FASB as Accounting Standards CodificationTM (“ASC”).

Security Valuation

Portfolio securities that are listed on national securities exchanges or the NASDAQ National Market System are valued at the last sale price as of 4:00 p.m. Eastern time, or in the absence of recorded sales, at the readily available closing bid price on such exchanges or such System. Unlisted securities that are not included in such System are valued at the quoted bid price in the over-the-counter-market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Fund's Board of Trustees.

Fair Value Measurements

As required by the fair value topic of the FASB Accounting Standards Codification, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

ASC 820-10 establishes a three-tier framework for measuring fair value based upon a hierarchy of inputs. The three levels of inputs are:

Level 1 – Unadjusted quoted prices active in markets for identical investments.

Level 2 – Other significant observable inputs (including quoted prices for identical investments on an inactive market, prices for similar investments, interest rates, prepayment speeds, credit risk, yield curves, default risk and similar data.)

Level 3 – Significant unobservable inputs, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the investment, and would be based upon the best available information.

The following table summarizes the inputs used to value the Fund’s investments as of December 31, 2022:

Level 1	$17,462,841
Level 2	-
Level 3	-
Total	$17,462,841